Share-based compensation (Schedule of Share Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Outstanding, Beginning Balance	2,944,890	5,447,800	7,028,710
Granted	17,328	0	0
Forfeited and expired	(31,044)	(99,344)	(646,030)
Exercised	(395,590)	(2,403,566)	(934,880)
Outstanding, Ending Balance	2,535,584	2,944,890	5,447,800	7,028,710
Exercisable as of December 31, 2017	2,108,756
Fully vested and expected to vest as of December 31, 2017	11,685,222
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 8.74	$ 7.78	$ 8.05
Granted	0.01
Forfeited and expired	7.03	15.36	17.08
Exercised	5.28	6.29	3.38
Outstanding, Ending Balance	9.24	$ 8.74	$ 7.78	$ 8.05
Exercisable as of December 31, 2017	$ 7.03
Weighted Average Remaining Contractual Life
Outstanding	4 years 5 months 1 day	5 years 3 months 21 days	6 years 4 months 20 days	7 years 5 months 4 days
Exercisable as of December 31, 2017	3 years 11 months 15 days
Aggregate Intrinsic Value
Exercised	$ 12,293	$ 45,141	$ 19,356
Outstanding	45,620	$ 79,662	$ 43,531	$ 175,250
Exercisable as of December 31, 2017	$ 42,597